Prepaid Land Lease Payments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Long-term operating lease duration	P33Y
Top of range [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Long-term operating lease duration	P50Y